AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2018

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 268	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 270	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esq. 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Alan P. Goldberg, Esq. Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601
(Name and Address of Agent for Service)	Chicago, Illinois 60606

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment Nos. 268/270 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 25th day of April, 2018.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Title:	Daniel E. Draper, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	April 25, 2018
Daniel E. Draper

/s/ Steven Hill	Treasurer	April 25, 2018
Steven Hill

/s/ Anna Paglia	Secretary	April 25, 2018
Anna Paglia

* /s/ Kevin M. Carome	Trustee	April 25, 2018
Kevin M. Carome

* /s/ Ronn R. Bagge	Trustee	April 25, 2018
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	April 25, 2018
Todd J. Barre

* /s/ Marc M. Kole	Trustee	April 25, 2018
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	April 25, 2018
Yung Bong Lim

* /s/ Philip M. Nussbaum	Trustee	April 25, 2018
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	April 25, 2018
Gary R. Wicker

* /s/ Donald H. Wilson	Chairman and Trustee	April 25, 2018
Donald H. Wilson

* By: /s/ Anna Paglia		April 25, 2018
Anna Paglia, Attorney-In-Fact

*	Anna Paglia signs this registration statement pursuant to powers of attorney with Post-Effective Amendments No. 239 and 243, which are incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase